NET FEE AND COMMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Fee and commission income (expense) [abstract]
Summary of Net Fee and Commission Income	For the year ended 31 December

			Group
	2024	2023	2022
	£m	£m	£m
Fee and commission income:
Current account and debit card fees	474	542	562
Insurance, protection and investments	48	47	78
Credit cards	92	94	95
Non-banking and other fees(1)	116	118	101
Total fee and commission income	730	801	836
Total fee and commission expense	(484)	(505)	(512)
Net fee and commission income	246	296	324
(1)    Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.